Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Weighted-Average Assumptions Used in Granted Stock Options Fair Value Estimates
The following table indicates the weighted-average assumptions used in estimating the fair value of stock options granted under the Eagle I Plan as follows:

	Years Ended December 31,
	2019	2018	2017
Expected term (years)	6.5	6.5	6.5
Risk-free interest rate (%)	2.3	2.6	2.1
Expected volatility (%)	26.4	25.0	26.0
Expected dividend (%)	—	—	—

Summary of Stock Option and Restricted Stock Activity
A summary of 2019 restricted stock activity under the Eagle I Plan is presented below.

	Restricted Stock	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2019	11	$15.39
Granted	12	18.66
Vested	(14)	16.48
Unvested at December 31, 2019	9	$18.05
A summary of 2019 stock option activity under the Eagle I Plan is presented below.

	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value as of December 31, 2019
Outstanding at January 1, 2019	19,630	$15.28	8.6 years
Granted	2,367	19.62
Exercised	(301)	15.06
Forfeited	(1,108)	15.00
Expired	(285)	15.23
Outstanding at December 31, 2019	20,303	$14.10	7.8 years	$154,203
Exercisable at December 31, 2019	7,162	$14.31	7.6 years	$52,944
Vested or expected to vest at December 31, 2019	17,753	$14.57	7.9 years	$126,662

Summarized Information about Outstanding Stock Options
The following table summarizes information about outstanding stock options under the Eagle I Plan as of December 31, 2019:

		Stock Options Outstanding			Stock Options Exercisable
	Exercise Price	Number Outstanding at December 31, 2019	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable at December 31, 2019	Weighted-Average Exercise Price
Time-based	$ 14.35 - $ 21.70	8,870	7.9 years	$15.89	2,725	$15.18
Performance-based	9.89 - 21.70	9,048	7.9 years	13.20	4,437	13.77
Liquidity/realization event-based	10.59 - 21.70	2,385	7.6 years	10.88	—	—